Concentrations (Details Narrative)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue Benchmark [Member] | Governmental client [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage				85.00%	78.00%
Revenue Benchmark [Member] | Other client [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage					22.00%
Contract Assets [Member] | Governmental client [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage				100.00%	100.00%
Entities A [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	60.00%	60.00%	83.00%